Profit/(loss) before tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Detailed Information About Profit Before Tax [Abstract]
Summary of Profit before tax is stated after charging
Profit/(loss) before tax is stated after charging:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Fees payable to the Company’s Auditor for the audit of the consolidated accounts	358	449	514
Fees payable to the Company’s Auditor for other services:
Audit of subsidiary accounts	46	49	45
Audit-related assurance services	57	318	311
Gain on modification of lease	–	(957)	–
Income from sub-lease	–	(646)	(855)
Depreciation of right-of-use assets	570	1,531	1,505
Depreciation (excluding right-of-use assets)	72	68	52